NOTE 19 - CONTINGENCIES (Details Narrative) (USD $)	4 Months Ended
	Dec. 01, 2011	May 01, 2012	Feb. 02, 2012	Jan. 31, 2012	Jan. 21, 2012	Aug. 02, 2011	Aug. 01, 2011	Jul. 01, 2011	May 01, 2011	Nov. 04, 2010	Oct. 01, 2010	Jul. 01, 2010
Notes to Financial Statements
Paid legal fees			$ 25,000			$ 110,153	$ 157,767		$ 48,032		$ 262,585
Down Payment of Legal Fees				20,000				10,000
Monthly Legal Settlement Payment	6,158
Agreement Payment Option				200,000
Less Payment Made					30,000
Payment Settlement of Legal Fees					70,000
Convertible Note		35,000
Value of Shares to be issued										130,860
Purchase of Leased Equpment												$ 164,500